Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid In Capital Warrants [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2022		$ 1,806		$ 23,137,534		$ (3,641,891)	$ (45,638)	$ 19,451,811
Balance, shares at Dec. 31, 2022	[1]		1,806,000
Net loss						(3,501,518)		(3,501,518)
Stock options granted				667,016				667,016
Foreign currency translation adjustment							(214,916)	(214,916)
Balance at Dec. 31, 2023		$ 1,806		23,804,550		(7,143,409)	(260,554)	16,402,393
Balance, shares at Dec. 31, 2023	[1]		1,806,000
Net loss						(3,690,287)		(3,690,287)
Foreign currency translation adjustment							(74,040)	(74,040)
Balance at Dec. 31, 2024		$ 1,806		23,804,550		(10,833,696)	(334,594)	12,638,066
Balance, shares at Dec. 31, 2024	[1]		1,806,000
Net loss						(19,347,439)		(19,347,439)
Foreign currency translation adjustment							105,032	105,032
Preferred shares issued for equity compensation			$ 1,200	9,630,762				9,631,962
Preferred shares issued for equity compensation, shares	[1]	1,200,000
Ordinary shares issued for equity compensation plan		$ 168		1,406,833				1,407,001
Ordinary shares issued for equity compensation plan, shares	[1]		167,500
Ordinary shares issued on financing		$ 103		421,897				422,000
Ordinary shares issued on financing, shares	[1]		103,448
Warrants issued on financing				(16,769)	16,769
Rounding difference on reverse stock split
Rounding difference on reverse stock split, shares	[1]		26
Balance at Dec. 31, 2025		$ 2,077	$ 1,200	$ 35,247,273	$ 16,769	$ (30,181,135)	$ (229,562)	$ 4,856,622
Balance, shares at Dec. 31, 2025	[1]	2,076,974	1,200,000

[1]	The share information is presented on a retrospective basis to reflect the share consolidation. (Note 1)